Stock Options, Stock Appreciation Rights and Warrants (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	4,564,000	4,724,000		4,728,000
Weighted Average Exercise Price	$ 2.00
Weighted Average Remaining Contractual Term (in years)	1 year 7 days
Number of Shares, Exercisable	4,564,000
Weighted Average Exercise Price, Exercisable	$ 2.00
Stock Options [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	4,564,000	4,724,000	4,728,000	4,728,000	3,275,000
Weighted Average Exercise Price	$ 2.00	$ 1.98	$ 1.98	$ 1.98	$ 1.97
Weighted Average Remaining Contractual Term (in years)	1 year 7 days	1 year 7 days
Number of Shares, Exercisable	4,564,000	4,724,000	4,728,000	4,728,000
Weighted Average Exercise Price, Exercisable	$ 2.00	$ 1.98	$ 1.98	$ 1.98
Stock Options [Member] | Dollar 1.01 To Dollar 2.00 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	1.01	1.01
Upper Range of Exercise Prices	$ 2.00	$ 2.00
Number of Shares, Outstanding	3,464,000	3,624,000
Weighted Average Exercise Price	$ 1.83	$ 1.80
Weighted Average Remaining Contractual Term (in years)	9 months 11 days	11 months 26 days
Number of Shares, Exercisable	3,464,000	3,624,000
Weighted Average Exercise Price, Exercisable	$ 1.83	$ 1.80
Stock Options [Member] | Dollar 2.01 To Dollar 3.00 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	2.01	2.01
Upper Range of Exercise Prices	$ 3.00	$ 3.00
Number of Shares, Outstanding	1,100,000	1,100,000
Weighted Average Exercise Price	$ 2.56	$ 2.56
Weighted Average Remaining Contractual Term (in years)	10 months 10 days	1 year 1 month 9 days
Number of Shares, Exercisable	1,100,000	1,100,000
Weighted Average Exercise Price, Exercisable	$ 2.56	$ 2.56